Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash Flow from Operating Activities
Net income (loss) attributable to Edison Nation, Inc.	$ 1,269,492	$ (1,435,290)	$ (12,929,706)	$ (5,330,126)
Net income attributable to noncontrolling interests		56,893	(1,269,274)	(13,891)
Net loss	1,269,492	(1,378,397)	(14,198,980)	(5,344,017)
Adjustments to reconcile net loss to net (income) cash (used in) provided by operating activities:
Depreciation and amortization	316,299	301,383	1,316,501	487,878
Amortization of financing costs	570,636	56,022	944,437	300,277
Stock-based compensation	1,319,511	362,419	2,299,915	3,386,493
Change in fair value of earnout			(520,000)
Impairment of goodwill			4,443,000
Deferred tax liability			(341)	(33,868)
Amortization of right of use asset	77,823	77,704	295,106
Gain on divestiture	(4,911,760)
Changes in assets and liabilities:
Accounts receivable	64,359	(776,057)	(230,748)	590
Inventory	69,089	(437,635)	(445,518)	59,309
Prepaid expenses and other current assets	33,441	(1,004,133)	(704,626)	(353,440)
Accounts payable	(215,320)	840,943	1,878,491	(1,408,184)
Accrued expenses and other current liabilities	335,815	381,714	282,516	636,881
Operating lease liabilities	(74,776)	(73,473)	(272,779)
Due from related party	(8,115)	(42,686)	(123,429)	(507,922)
Net cash (used in) provided by operating activities	(1,153,505)	(1,692,196)	(5,036,455)	(2,776,003)
Cash Flows from Investing Activities
Purchases of property and equipment	(31,918)	(72,955)	(159,938)	(141,440)
Acquisitions, net of cash				(772,581)
Purchase of loan held for investment				(500,000)
Net cash used in investing activities	(31,918)	(72,955)	(159,938)	(1,414,021)
Cash Flows from Financing Activities
Borrowings under long-term debt	112,862	500,000		531,804
Borrowings under convertible notes payable	1,100,000		1,111,111
Borrowings under notes payable	950,000	500,000	2,482,500	718,559
Repayments under line of credit	(672,773)	(3,336)	(90,382)
Repayments under notes payable	(14,508)	(27,263)	(1,231,744)	(648,299)
Repayments under long-term debt - related parties			(182,170)	(132,309)
Fees paid for financing costs	(170,815)	(22,500)	(581,496)	(99,444)
Net proceeds from issuance of common stock - net of offering costs of $310,697			2,048,562	5,315,176
Net cash provided by financing activities	1,304,766	431,866	3,556,381	5,685,487
Net increase (decrease) in cash and cash equivalents	119,343	(1,333,285)	(1,640,012)	1,495,463
Cash and cash equivalents - beginning	412,719	2,052,731	2,052,731	557,268
Cash and cash equivalents - end	532,062	719,446	412,719	2,052,731
Supplemental Disclosures of Cash Flow Information
Cash paid during the period for: Interest	127,504	52,640	260,444	103,865
Cash paid during the period for: Income taxes		235,275	235,275	265,015
Noncash investing and financing activity:
Shares issued to note holders	$ 368,000	$ 74,100		167,500
Shares issued for the asset acquisition of Uber Mom			98,613
Shares reserved for the acquisition of Edison Nation Holdings, LLC				6,014,250
Borrowings under note payable for the purchase of property and equipment				73,559
Issuance of 5%, 5-year senior convertible notes for the acquisition of Edison Nation Holdings, LLC, net of debt discount for conversion feature				1,428,161
Change in fair value of earnout			(520,000)	520,000
Right of use assets			943,997
Operating lease liabilities			943,997
Edison Nation Inc. [Member]
Noncash investing and financing activity:
Shares issued for the acquisition				3,384,285
Cloud B Inc. [Member]
Noncash investing and financing activity:
Shares issued for the acquisition				2,664,200
Best Party Concepts, LLC [Member]
Noncash investing and financing activity:
Satisfaction of due from related party for acquisition				500,000
Deemed distribution to shareholder for acquisition				692,533
Pirasta, LLC [Member]
Noncash investing and financing activity:
Satisfaction of due from related party for acquisition				470,000
Deemed distribution to shareholder for acquisition				$ 188,552